Premises and Equipment - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Premises and Equipment [Line Items]
Premises and equipment, gross	$ 10,850	$ 10,714
Less: accumulated depreciation	6,706	6,503
Balance at end of year	4,144	4,211
Land [Member]
Schedule of Premises and Equipment [Line Items]
Premises and equipment, gross	1,516	1,516
Buildings and improvements [Member]
Schedule of Premises and Equipment [Line Items]
Premises and equipment, gross	6,989	6,933
Furniture & equipment [Member]
Schedule of Premises and Equipment [Line Items]
Premises and equipment, gross	$ 2,345	$ 2,265